Financial Instruments and Financial Risk Management (Tables)	3 Months Ended
Sep. 30, 2022
Financial Instruments and Financial Risk Management
Schedule of fair value measurement by levels of financial assets

The following table sets forth the Company’s financial assets measured at fair value by level within the fair value hierarchy:

September 30, 2022	Level 1	Level 2	Level 3	Total
Investment in Aqualung Carbon Capture SA	$-	$3,426,740	$-	$3,426,740

June 30, 2022	Level 1	Level 2	Level 3	Total
Investment in Aqualung Carbon Capture SA	$-	$3,221,491	$-	$3,221,491

Schedule of assets and liabilities exposed to currency risk	The Company is exposed to currency risk through the following assets and liabilities denominated in US dollars:

	September 30, 2022	June 30, 2022
	$	$
Cash	105,056,006	106,802,040
Accounts payable	(3,703,992)	(3,431,920)